[redacted]

13002319

NASDAQ

THE NASDAQ OMX GROUP

William Slattery CFA
Vice President
Listing Qualifications

Received SEC

MAY 01 2013

Washington, DC 20549

CERT NAS
File No. 001-10777

*By Electronic Mail*

May 1, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 1, 2013 The Nasdaq Stock Market (the "Exchange") received from AMBAC FINANCIAL GROUP, INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock
Warrants

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery